UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT-TERM BOND FUND

FORM N-Q

SEPTEMBER 30, 2016

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 55.3%
CONSUMER DISCRETIONARY - 6.0%
Automobiles - 4.5%
BMW U.S. Capital LLC, Senior Notes	1.500%	4/11/19	$3,850,000	$3,857,473	(a)
Daimler Finance NA LLC, Senior Notes	1.375%	8/1/17	1,990,000	1,991,162	(a)
Daimler Finance NA LLC, Senior Notes	1.617%	8/1/18	4,100,000	4,121,427	(a)(b)
Ford Motor Credit Co., LLC, Senior Bonds	1.698%	11/4/19	1,900,000	1,908,719	(b)
Ford Motor Credit Co., LLC, Senior Notes	3.000%	6/12/17	3,510,000	3,547,698
Ford Motor Credit Co., LLC, Senior Notes	2.459%	3/27/20	1,730,000	1,747,589
General Motors Financial Co. Inc., Senior Notes	2.400%	5/9/19	4,310,000	4,337,015
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	2,140,000	2,229,045
Hyundai Capital America, Senior Notes	1.450%	2/6/17	1,690,000	1,691,629	(a)
Nissan Motor Acceptance Corp., Senior Notes	1.385%	3/3/17	1,690,000	1,693,326	(a)(b)

Total Automobiles				27,125,083

Household Durables - 0.1%
Whirlpool Corp., Senior Notes	1.350%	3/1/17	470,000	470,325

Internet & Direct Marketing Retail - 0.6%
Amazon.com Inc., Senior Notes	2.600%	12/5/19	3,500,000	3,634,207

Media - 0.5%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	970,000	961,513
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	1,500,000	1,728,187

Total Media				2,689,700

Specialty Retail - 0.3%
Lowe’s Cos. Inc., Senior Notes	1.265%	9/10/19	1,850,000	1,855,021	(b)

TOTAL CONSUMER DISCRETIONARY				35,774,336

CONSUMER STAPLES - 5.1%
Beverages - 2.2%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.017%	2/1/21	3,720,000	3,820,351	(b)
Coca-Cola Co., Senior Notes	1.875%	10/27/20	3,320,000	3,377,755
PepsiCo Inc., Senior Notes	0.950%	2/22/17	2,740,000	2,741,137
Suntory Holdings Ltd., Notes	1.650%	9/29/17	3,340,000	3,345,788	(a)

Total Beverages				13,285,031

Food & Staples Retailing - 1.4%
CVS Health Corp., Senior Notes	1.200%	12/5/16	3,110,000	3,111,384
CVS Health Corp., Senior Notes	1.900%	7/20/18	2,470,000	2,494,996
Kroger Co., Senior Notes	1.200%	10/17/16	500,000	500,002
Sysco Corp., Senior Notes	2.600%	10/1/20	2,040,000	2,102,090

Total Food & Staples Retailing				8,208,472

Food Products - 0.9%
JM Smucker Co., Senior Notes	2.500%	3/15/20	1,770,000	1,814,919
Kraft Heinz Foods Co., Senior Notes	6.125%	8/23/18	1,200,000	1,302,685
WM Wrigley Jr. Co., Senior Notes	1.400%	10/21/16	540,000	540,151	(a)
WM Wrigley Jr. Co., Senior Notes	2.000%	10/20/17	1,530,000	1,541,089	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	450,000	465,914	(a)

Total Food Products				5,664,758

Tobacco - 0.6%
Altria Group Inc., Senior Notes	9.250%	8/6/19	190,000	230,964
Philip Morris International Inc., Senior Notes	5.650%	5/16/18	940,000	1,005,496
Reynolds American Inc., Senior Notes	8.125%	6/23/19	740,000	867,330
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,281,000	1,348,873

Total Tobacco				3,452,663

TOTAL CONSUMER STAPLES				30,610,924

ENERGY - 4.5%
Energy Equipment & Services - 0.4%
Cameron International Corp., Senior Notes	1.150%	12/15/16	620,000	620,212

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Energy Equipment & Services - (continued)
Petrofac Ltd., Senior Notes	3.400%	10/10/18	$840,000	$845,248	(a)
Transocean Inc., Senior Notes	3.750%	10/15/17	1,100,000	1,111,000

Total Energy Equipment & Services				2,576,460

Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	680,000	709,092
BP Capital Markets PLC, Senior Bonds	1.676%	5/3/19	1,080,000	1,084,582
Chevron Corp., Senior Notes	1.104%	12/5/17	1,400,000	1,399,223
Ecopetrol SA, Senior Notes	4.250%	9/18/18	2,650,000	2,752,688
El Paso Natural Gas Co., Senior Notes	5.950%	4/15/17	1,250,000	1,276,709
Energy Transfer Partners LP, Senior Notes	2.500%	6/15/18	5,050,000	5,085,143
Enterprise Products Operating LLC, Senior Notes	1.650%	5/7/18	1,300,000	1,300,980
Petroleos Mexicanos, Senior Notes	2.699%	7/18/18	3,380,000	3,422,250	(b)
Petroleos Mexicanos, Senior Notes	3.125%	1/23/19	90,000	91,035
Shell International Finance BV, Senior Notes	1.266%	5/11/20	3,550,000	3,555,957	(b)
Shell International Finance BV, Senior Notes	2.250%	11/10/20	2,010,000	2,048,976
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	1.585%	4/10/19	1,870,000	1,873,901	(a)(b)

Total Oil, Gas & Consumable Fuels				24,600,536

TOTAL ENERGY				27,176,996

FINANCIALS - 23.5%
Banks - 15.3%
ABN AMRO Bank NV, Senior Notes	4.250%	2/2/17	2,295,000	2,318,478	(a)
Bank of America Corp., Senior Notes	1.700%	8/25/17	3,050,000	3,055,215
Bank of America NA, Subordinated Notes	6.100%	6/15/17	4,500,000	4,646,016
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.450%	9/8/17	1,090,000	1,090,520	(a)
Bank of Tokyo-Mitsubishi UFJ Ltd., Senior Notes	1.700%	3/5/18	480,000	480,780	(a)
BNP Paribas SA, Senior Notes	1.435%	12/12/16	950,000	950,779	(b)
BPCE SA, Senior Notes	1.625%	2/10/17	2,910,000	2,915,031
Capital One NA, Senior Notes	1.500%	9/5/17	2,040,000	2,039,290
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,470,000	1,501,385	(b)(c)
Citigroup Inc., Senior Bonds	1.424%	4/27/18	5,030,000	5,041,478	(b)
Citigroup Inc., Senior Notes	1.431%	4/8/19	1,440,000	1,442,475	(b)
Cooperatieve Rabobank U.A., Senior Notes	3.375%	1/19/17	3,690,000	3,715,125
Credit Agricole SA, Senior Notes	1.480%	4/15/19	1,460,000	1,463,468	(a)(b)
Credit Agricole SA, Senior Notes	1.815%	6/10/20	3,620,000	3,640,229	(a)(b)
Credit Agricole SA, Senior Notes	2.026%	7/1/21	1,630,000	1,643,286	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	1,380,000	1,478,384	(a)
HSBC USA Inc., Senior Notes	1.700%	3/5/18	1,350,000	1,353,051
HSBC USA Inc., Senior Notes	1.737%	9/24/18	1,990,000	1,993,805	(b)
HSBC USA Inc., Senior Notes	1.427%	11/13/19	3,140,000	3,100,653	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	3,350,000	3,366,750	(a)
JPMorgan Chase & Co., Senior Notes	1.350%	2/15/17	350,000	350,187
JPMorgan Chase & Co., Senior Notes	1.700%	3/1/18	660,000	662,138
M&T Bank Corp., Junior Subordinated Bonds	6.875%	10/31/16	460,000	463,680	(c)
Mizuho Bank Ltd., Senior Notes	2.550%	3/17/17	1,920,000	1,929,961	(a)
MUFG Americas Holdings Corp., Senior Notes	1.625%	2/9/18	3,360,000	3,365,715
Nordea Bank AB, Senior Notes	1.819%	5/27/21	2,600,000	2,612,613	(a)(b)
Royal Bank of Canada, Senior Notes	1.200%	1/23/17	3,440,000	3,439,890
Royal Bank of Canada, Senior Notes	1.380%	3/15/19	830,000	830,107	(b)
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	2,050,000	2,076,873
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,970,000	2,998,815
Standard Chartered Bank, Subordinated Notes	6.400%	9/26/17	2,250,000	2,349,387	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	1.455%	7/23/18	4,130,000	4,143,546	(b)
Svenska Handelsbanken AB, Senior Notes	1.347%	6/17/19	1,580,000	1,582,519	(b)
Svenska Handelsbanken AB, Senior Notes	2.400%	10/1/20	2,550,000	2,601,599
Toronto-Dominion Bank, Senior Notes	1.625%	3/13/18	3,300,000	3,317,807
U.S. Bancorp, Senior Notes	1.650%	5/15/17	1,790,000	1,795,354
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/31/16	2,910,000	2,906,072	(b)(c)
Wells Fargo & Co., Senior Notes	1.432%	1/30/20	1,860,000	1,855,729	(b)
Westpac Banking Corp., Senior Notes	1.255%	5/25/18	2,980,000	2,980,611	(b)
Westpac Banking Corp., Senior Notes	1.492%	7/30/18	2,250,000	2,261,480	(b)

Total Banks				91,760,281

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - 5.7%
Bank of New York Mellon Corp., Senior Notes	1.674%	8/17/20	$2,430,000	$2,463,556	(b)
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	1,740,000	1,822,775
Credit Suisse NY, Senior Notes	1.442%	1/29/18	2,730,000	2,734,444	(b)
Deutsche Bank AG, Senior Notes	1.400%	2/13/17	1,460,000	1,445,000
Deutsche Bank AG, Senior Notes	6.000%	9/1/17	1,200,000	1,220,488
Goldman Sachs Group Inc., Senior Notes	5.750%	10/1/16	800,000	800,000
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	3,040,000	3,074,580
Goldman Sachs Group Inc., Senior Notes	2.075%	4/23/21	3,610,000	3,651,732	(b)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/31/16	3,190,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	1,010,000	0	*(d)(e)(f)(g)
Morgan Stanley, Senior Bonds	1.875%	1/5/18	2,230,000	2,239,799
Morgan Stanley, Senior Notes	2.200%	12/7/18	1,760,000	1,779,358
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	2,870,000	2,997,261
Thomson Reuters Corp., Senior Notes	1.650%	9/29/17	2,200,000	2,205,995
UBS AG Stamford CT, Senior Notes	1.800%	3/26/18	4,100,000	4,109,053
UBS Group Funding Jersey Ltd., Senior Bonds	2.297%	9/24/20	3,470,000	3,524,701	(a)(b)

Total Capital Markets				34,068,742

Consumer Finance - 0.3%
American Express Co., Senior Notes	1.401%	5/22/18	60,000	60,164	(b)
American Express Credit Corp., Senior Notes	2.375%	3/24/17	2,000,000	2,012,162

Total Consumer Finance				2,072,326

Diversified Financial Services - 0.5%
Banque Federative du Credit Mutuel SA, Senior Notes	1.700%	1/20/17	2,860,000	2,863,218	(a)

Insurance - 1.7%
Berkshire Hathaway Finance Corp., Senior Notes	1.600%	5/15/17	1,250,000	1,254,379
Metropolitan Life Global Funding I, Secured Notes	1.045%	4/10/17	5,260,000	5,267,522	(a)(b)
New York Life Global Funding, Senior Secured Notes	2.000%	4/13/21	1,560,000	1,575,341	(a)
Prudential Financial Inc., Senior Notes	1.597%	8/15/18	2,350,000	2,346,169	(b)

Total Insurance				10,443,411

TOTAL FINANCIALS				141,207,978

HEALTH CARE - 5.1%
Biotechnology - 1.6%
AbbVie Inc., Senior Notes	2.500%	5/14/20	3,390,000	3,458,926
Amgen Inc., Senior Notes	1.411%	5/22/19	2,170,000	2,173,452	(b)
Baxalta Inc., Senior Notes	2.000%	6/22/18	620,000	621,796
Celgene Corp., Senior Notes	2.125%	8/15/18	1,800,000	1,820,061
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	1,430,000	1,445,182

Total Biotechnology				9,519,417

Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co., Senior Notes	1.800%	12/15/17	2,370,000	2,381,490
Medtronic Inc., Senior Notes	1.500%	3/15/18	1,550,000	1,557,317

Total Health Care Equipment & Supplies				3,938,807

Health Care Providers & Services - 1.2%
Aetna Inc., Senior Notes	1.500%	11/15/17	710,000	710,251
Humana Inc., Senior Notes	7.200%	6/15/18	1,640,000	1,795,497
UnitedHealth Group Inc., Senior Notes	1.400%	12/15/17	2,150,000	2,156,622
UnitedHealth Group Inc., Senior Notes	1.900%	7/16/18	2,810,000	2,840,438

Total Health Care Providers & Services				7,502,808

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 1.6%
Actavis Funding SCS, Senior Notes	2.350%	3/12/18	$4,240,000	$4,285,228
Merck & Co. Inc., Senior Notes	1.182%	2/10/20	3,390,000	3,405,028	(b)
Perrigo Co. PLC, Senior Notes	2.300%	11/8/18	940,000	943,705
Walgreens Boots Alliance Inc., Senior Notes	1.750%	11/17/17	1,090,000	1,096,267

Total Pharmaceuticals				9,730,228

TOTAL HEALTH CARE				30,691,260

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.6%
United Technologies Corp., Junior Subordinated Notes	1.778%	5/4/18	2,860,000	2,876,706
United Technologies Corp., Senior Notes	5.375%	12/15/17	900,000	945,025

Total Aerospace & Defense				3,821,731

Airlines - 0.1%
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	178,374	182,057
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	142,969	151,812
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	284,668	306,018

Total Airlines				639,887

Machinery - 0.9%
John Deere Capital Corp., Senior Notes	1.550%	12/15/17	2,570,000	2,584,189
John Deere Capital Corp., Senior Notes	2.550%	1/8/21	2,500,000	2,594,325

Total Machinery				5,178,514

TOTAL INDUSTRIALS				9,640,132

INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.1%
Harris Corp., Senior Notes	1.999%	4/27/18	640,000	643,886

IT Services - 2.1%
International Business Machines Corp., Senior Notes	1.251%	8/18/17	4,770,000	4,786,867	(b)
International Business Machines Corp., Senior Notes	1.188%	2/12/19	970,000	975,315	(b)
Visa Inc., Senior Notes	2.200%	12/14/20	6,500,000	6,670,137

Total IT Services				12,432,319

Semiconductors & Semiconductor Equipment - 0.2%
Texas Instruments Inc., Senior Notes	0.875%	3/12/17	1,320,000	1,319,802

Software - 0.5%
Oracle Corp., Senior Notes	1.260%	1/15/19	2,960,000	2,983,668	(b)

Technology Hardware, Storage & Peripherals - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	3.480%	6/1/19	4,000,000	4,116,484	(a)

TOTAL INFORMATION TECHNOLOGY				21,496,159

MATERIALS - 1.9%
Metals & Mining - 1.3%
BHP Billiton Finance USA Ltd., Senior Notes	5.400%	3/29/17	2,340,000	2,386,744
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	720,000	720,900
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	150,000	148,500
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	140,000	134,750
Glencore Funding LLC, Senior Notes	2.125%	4/16/18	1,350,000	1,341,051	(a)
Vale Overseas Ltd., Senior Notes	5.625%	9/15/19	1,110,000	1,175,212
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	760,000	782,420
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,150,000	1,123,550

Total Metals & Mining				7,813,127

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Paper & Forest Products - 0.6%
Georgia-Pacific LLC, Senior Notes	2.539%	11/15/19	$3,160,000	$3,231,688	(a)

TOTAL MATERIALS				11,044,815

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	1.750%	9/15/17	3,050,000	3,056,237	(a)

TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T Inc., Senior Notes	2.300%	3/11/19	2,060,000	2,095,817
AT&T Inc., Senior Notes	1.768%	6/30/20	2,550,000	2,573,440	(b)
Telefonica Emisiones SAU, Senior Notes	3.192%	4/27/18	1,890,000	1,935,341
Verizon Communications Inc., Senior Notes	2.606%	9/14/18	1,320,000	1,355,055	(b)

TOTAL TELECOMMUNICATION SERVICES				7,959,653

UTILITIES - 2.2%
Electric Utilities - 1.7%
Duke Energy Corp., Senior Notes	1.226%	4/3/17	1,400,000	1,401,566	(b)
Duke Energy Corp., Senior Notes	2.100%	6/15/18	4,070,000	4,118,421
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	2,050,000	2,074,545
PG&E Corp., Senior Notes	2.400%	3/1/19	1,080,000	1,101,617
Southern California Edison Co., Senior Secured Bonds	1.125%	5/1/17	650,000	649,962
Southern Co., Senior Bonds	1.300%	8/15/17	960,000	960,874

Total Electric Utilities				10,306,985

Multi-Utilities - 0.5%
Dominion Resources Inc., Senior Notes	1.250%	3/15/17	2,900,000	2,897,926

TOTAL UTILITIES				13,204,911

TOTAL CORPORATE BONDS & NOTES (Cost - $335,108,357)				331,863,401

ASSET-BACKED SECURITIES - 13.8%
Academic Loan Funding Trust, 2012-1A A1	1.325%	12/27/22	325,115	325,361	(a)(b)
Ally Master Owner Trust, 2014-5 A1	1.014%	10/15/19	4,720,000	4,727,128	(b)
Apidos CLO, 2015-20A A1	2.229%	1/16/27	1,750,000	1,759,327	(a)(b)
Apidos CLO, 2015-22A A1	2.196%	10/20/27	1,500,000	1,505,337	(a)(b)
Arbor Realty Collateralized Loan Obligation, 2015-FL1A A	2.274%	3/15/25	4,150,000	4,170,584	(a)(b)
Arrowpoint CLO Ltd., 2014-2A A1L	2.345%	3/12/26	1,000,000	1,000,153	(a)(b)
Asset-Backed Funding Certificates, 2002-WF2 A2	1.650%	5/25/32	180,471	177,270	(b)
Asset-Backed Funding Certificates, 2004-OPT2 M1	1.350%	8/25/33	238,938	232,922	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2003-HE7 M1	1.499%	12/15/33	86,325	81,969	(b)
Asset-Backed Securities Corp., Home Loan Equity Trust, 2004-HE8 M2	2.249%	12/25/34	1,271,237	1,152,582	(b)
Atrium CDO Corp., 2005-A A1	1.061%	7/20/20	297,839	297,564	(a)(b)
Atrium CDO Corp., 2009-A A	2.129%	2/28/24	1,500,000	1,503,318	(a)(b)
BlueMountain CLO Ltd., 2012-2A A1	2.231%	11/20/24	1,750,000	1,753,389	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1	2.179%	4/13/27	3,500,000	3,507,770	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1	2.176%	10/20/27	1,500,000	1,501,891	(a)(b)
BMW Floorplan Master Owner Trust, 2015-1A A	1.024%	7/15/20	2,850,000	2,854,781	(a)(b)
Carlyle Global Market Strategies, 2014-3A A1A	2.194%	7/27/26	1,750,000	1,750,434	(a)(b)
Cavalry CLO Ltd., 2002A A	2.029%	1/17/24	1,000,000	999,460	(a)(b)
Cent CLO LP, 2013-17A A1	2.057%	1/30/25	500,000	498,832	(a)(b)
Cent CLO LP, 2013-19A A1A	2.082%	10/29/25	2,000,000	1,998,446	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
CIFC Funding Ltd., 2013-1A A1	1.829%	4/16/25	$1,000,000	$995,977	(a)(b)
Countrywide Asset-Backed Certificates, 2002-S3 M1	4.800%	5/25/32	25,181	25,673	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.658%	11/15/36	106,117	83,002	(b)
Denali Capital CLO X Ltd., 2013-1A A1L	1.871%	4/28/25	2,000,000	1,990,579	(a)(b)
Ford Credit Floorplan Master Owner Trust, 2014-4 A2	0.874%	8/15/19	2,700,000	2,699,041	(b)
Galaxy CLO Ltd., 2015-19A A1A	2.265%	1/24/27	1,750,000	1,755,648	(a)(b)
Golden Credit Card Trust, 2014-2A A	0.974%	3/15/21	3,400,000	3,400,719	(a)(b)
GSAMP Trust, 2004-SEA2 M2	1.775%	3/25/34	5,513,019	3,867,461	(b)
Jackson Mill CLO Ltd., 2015-1A A	2.220%	4/15/27	2,000,000	2,003,862	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	2.110%	7/15/26	250,000	248,903	(a)(b)
LCM Limited Partnership, 16A A	2.180%	7/15/26	500,000	501,702	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A	0.785%	6/25/46	212,592	187,183	(a)(b)
Missouri Higher Education Loan Authority, 2010-2 A1	1.675%	8/27/29	1,054,293	1,035,885	(b)
NCUA Guaranteed Notes, 2010-A1 A	0.863%	12/7/20	1,447,167	1,445,676	(b)
Nelnet Student Loan Trust, 2014-6A A	1.175%	11/25/47	1,477,404	1,433,297	(a)(b)
Nissan Auto Receivables Owner Trust, 2015-B A4	1.790%	1/17/22	2,000,000	2,024,761
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.650%	8/25/33	136,008	123,239	(b)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	13,315	10,793
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	116,525	119,665	(b)
Saratoga Investment Corp. CLO Ltd., 2013-1A A1	1.996%	10/20/23	1,250,000	1,250,029	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1	1.499%	12/25/33	41,643	39,899	(b)
SLM Student Loan Trust, 2003-04 A5A	1.600%	3/15/33	65,264	62,757	(a)(b)
SLM Student Loan Trust, 2003-11 A6	1.600%	12/15/25	710,000	691,488	(a)(b)
SLM Student Loan Trust, 2005-A A4	1.160%	12/15/38	3,790,000	3,381,505	(b)
SLM Student Loan Trust, 2006-2 B	0.935%	1/25/41	1,026,320	868,063	(b)
SLM Student Loan Trust, 2012-A A1	1.924%	8/15/25	233,213	233,728	(a)(b)
SLM Student Loan Trust, 2013-A A1	1.124%	8/15/22	239,121	239,516	(a)(b)
SLM Student Loan Trust, 2013-B B	3.000%	5/16/44	3,300,000	3,264,385	(a)
SMB Private Education Loan Trust, 2014-A A1	1.024%	9/15/21	1,682,995	1,684,063	(a)(b)
SMB Private Education Loan Trust, 2015-A A1	1.124%	7/17/23	1,491,968	1,494,228	(a)(b)
SMB Private Education Loan Trust, 2015-B A1	1.224%	2/15/23	2,795,039	2,801,690	(a)(b)
SoFi Consumer Loan Program	3.280%	9/15/23	3,522,722	3,491,898	(a)(f)(g)
Sound Point CLO Ltd., 2014-2A A1	2.056%	10/20/26	750,000	748,428	(a)(b)
Structured Asset Securities Corp., 2004-SC1	8.262%	12/25/29	30,969	33,818	(a)(b)
Structured Asset Securities Corp., 2005-SC1 1A2	7.434%	5/25/31	2,316,703	2,038,537	(a)(b)
Structured Asset Securities Corp., 2007-BC3 1A2	0.665%	5/25/47	485,682	475,068	(b)
Symphony CLO Ltd., 2014-14A A1	2.043%	7/14/26	1,000,000	999,997	(a)(b)
Trade Maps Ltd., 2013-1A A	1.218%	12/10/18	1,230,000	1,228,058	(a)(b)
U.S. Small Business Administration, 2004-2	3.330%	9/25/18	197,128	199,435	(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	11,024	11,117
Venture CDO Ltd., 2013-13A AX	2.045%	6/10/25	687,500	684,913	(a)(b)
Voya CLO Ltd., 2013-1A A1	1.621%	4/15/24	1,000,000	997,999	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $83,114,886)				82,672,203

COLLATERALIZED MORTGAGE OBLIGATIONS - 20.1%
American Home Mortgage Investment Trust, 2005-4 1A1	1.105%	11/25/45	623,721	542,536	(b)
American Home Mortgage Investment Trust, 2005-SD1 1A1	0.975%	9/25/35	817,254	648,244	(a)(b)
Banc of America Funding Corp., 2004-B 3A2	3.010%	12/20/34	180,041	93,475	(b)
Banc of America Funding Corp., 2005-E 4A1	2.991%	3/20/35	113,774	114,460	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Banc of America Funding Corp., 2006-D 1A1	0.702%	5/20/36	$308,880	$297,636	(b)
Banc of America Funding Corp., 2015-R2 4A1	0.689%	9/29/36	1,670,111	1,622,446	(a)(b)
Banc of America Mortgage Securities Inc., 2002-J B1	3.960%	9/25/32	120,547	114,209	(b)
Banc of America Mortgage Securities Inc., 2003-C B1	3.238%	4/25/33	306,107	237,518	(b)
Bear Stearns Alt-A Trust, 2007-1 1A1	0.845%	1/25/47	484,516	367,864	(b)
Chase Mortgage Finance Corp., 2007-A1 2A3	3.093%	2/25/37	106,664	106,802	(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2	0.825%	8/25/35	6,538	5,914	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2	0.815%	10/25/35	98,924	88,657	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2	0.725%	1/25/36	12,734	10,883	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2	0.754%	7/25/36	50,479	45,799	(a)(b)
Citigroup Commercial Mortgage Trust	2.228%	9/10/31	2,630,000	2,633,919
Citigroup Commercial Mortgage Trust, 2014-GC25 A1	1.485%	10/10/47	756,273	758,279
Citigroup Commercial Mortgage Trust, 2016-GC36 A1	1.613%	2/10/49	581,531	581,751
Citigroup Mortgage Loan Trust Inc., 2007-AR4 2A1A	3.037%	3/25/37	491,157	436,366	(b)
Colony Mortgage Capital Ltd., 2014-FL1 C	3.167%	4/8/31	1,200,000	1,200,452	(a)(b)
Commercial Mortgage Trust, 2010-C1 C	6.188%	7/10/46	860,000	962,759	(a)(b)
Commercial Mortgage Trust, 2014-BBG A	1.325%	3/15/29	1,170,000	1,159,003	(a)(b)
Commercial Mortgage Trust, 2014-CR21 A1	1.494%	12/10/47	1,102,041	1,104,774
Commercial Mortgage Trust, 2014-SAVA A	1.675%	6/15/34	137,435	137,686	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	978,569	991,197
Countrywide Alternative Loan Trust, 2004-33 1A1	3.076%	12/25/34	30,234	29,853	(b)
Countrywide Alternative Loan Trust, 2004-33 2A1	2.856%	12/25/34	38,951	38,306	(b)
Countrywide Alternative Loan Trust, 2005-51 2A1	0.832%	11/20/35	98,405	79,495	(b)
Countrywide Alternative Loan Trust, 2005-56 4A1	0.834%	11/25/35	340,121	280,600	(b)
Countrywide Alternative Loan Trust, 2005-62 1A1	0.825%	12/25/35	2,378,113	1,901,268	(b)
Countrywide Alternative Loan Trust, 2007-23CB A7	0.925%	9/25/37	2,618,735	1,418,995	(b)
Countrywide Home Loans, 2003-HYB3 6A1	3.241%	11/19/33	45,599	44,689	(b)
Countrywide Home Loans, 2006-R2 AF1	0.945%	7/25/36	49,530	45,049	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2	2.848%	1/27/36	2,135,873	1,394,240	(a)(b)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR1 2A1A	0.781%	2/19/45	179,608	160,681	(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2	1.223%	12/29/45	1,130,860	1,133,325	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 2525 AM	4.500%	4/15/32	304,579	338,846
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1	0.874%	11/15/40	845,974	844,573	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Securities, T-51 1A	6.500%	9/25/43	152,864	182,253	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A1	1.669%	1/25/21	3,499,965	3,526,598
Federal National Mortgage Association (FNMA), 2014-M8 FA	0.758%	5/25/18	2,387,262	2,382,836	(b)
First Horizon Mortgage Pass-Through Trust, 2004-AR7 1A1	2.804%	2/25/35	653,667	648,852	(b)
GE Business Loan Trust, 2006-1A C	0.944%	5/15/34	1,860,792	1,583,593	(a)(b)
Government National Mortgage Association (GNMA), 2010-H02 FA	1.204%	2/20/60	271,721	272,749	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2010-H03 FA	1.074%	3/20/60	$1,620,015	$1,619,943	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB	1.524%	5/20/60	1,998,956	2,030,843	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF	0.824%	10/20/60	3,121,348	3,095,456	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.844%	8/20/58	3,522,994	3,489,956	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF	0.944%	11/20/60	3,728,398	3,714,018	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	0.994%	1/20/61	349,256	348,607	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	0.994%	12/20/60	463,883	462,995	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	0.944%	2/20/61	720,853	718,190	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA	0.994%	2/20/61	1,115,749	1,113,867	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA	0.964%	8/20/61	1,946,497	1,940,630	(b)
Government National Mortgage Association (GNMA), 2012-H21 FA	0.994%	7/20/62	11,696,147	11,612,567	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA	1.024%	10/20/62	365,125	364,173	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA	1.014%	10/20/62	574,773	574,076	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD	0.834%	12/20/62	7,572,775	7,512,384	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF	0.894%	3/20/63	2,347,814	2,332,554	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC	0.964%	6/20/63	793,490	791,009	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD	0.964%	6/20/63	321,165	320,159	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG	0.964%	5/20/63	296,321	295,403	(b)
GS Mortgage Securities Trust, 2013-NYC5 A	2.318%	1/10/30	773,000	777,007	(a)
GSMPS Mortgage Loan Trust, 2004-4 2A1	3.480%	6/25/34	1,039,119	985,272	(a)(b)
HarborView Mortgage Loan Trust, 2004-08 3A2	1.331%	11/19/34	144,068	110,541	(b)
IMPAC CMB Trust, 2007-A A	0.775%	5/25/37	200,014	183,107	(a)(b)
Indymac Index Mortgage Loan Trust, 2004-AR14 2A1A	1.245%	1/25/35	254,775	191,477	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C18 A1	1.254%	2/15/47	479,884	479,719
JPMBB Commercial Mortgage Securities Trust, 2014-C23 A1	1.650%	9/15/47	1,266,096	1,271,774
JPMBB Commercial Mortgage Securities Trust, 2014-C24 A1	1.539%	11/15/47	474,144	475,443
JPMBB Commercial Mortgage Securities Trust, 2014-C25 A1	1.521%	11/15/47	479,499	480,669
JPMorgan Chase Commercial Mortgage Securities Trust, 2012-HSBC A	3.093%	7/5/32	3,400,000	3,586,467	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A	1.774%	5/15/28	1,226,187	1,221,308	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-UES A	2.933%	9/5/32	1,425,000	1,479,858	(a)
JPMorgan Mortgage Trust, 2006-A2 5A1	2.869%	11/25/33	102,402	104,870	(b)
JPMorgan Reremic, 2009-10 7A2	6.054%	2/26/37	4,229,021	2,013,500	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 A	2.272%	2/22/32	3,330,000	3,322,584	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Luminent Mortgage Trust, 2006-7 2A2	0.744%	12/25/36	$114,579	$25,456	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	35,960	36,440	(a)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	3.569%	3/25/33	361,181	302,001	(b)
Merrill Lynch Mortgage Investors Trust, 2003-A6 1A	2.863%	9/25/33	52,389	52,211	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	2.806%	2/25/34	64,774	65,130	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A3 M1	0.965%	4/25/35	6,156,000	4,498,452	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 A2	1.972%	8/15/45	714,986	717,688
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C18 A1	1.686%	10/15/47	819,343	824,149
Morgan Stanley Bank of America Merrill Lynch Trust, 2014-C19 A1	1.573%	12/15/47	1,707,077	1,711,512
Morgan Stanley Capital I Trust, 2012-C4 A2	2.111%	3/15/45	172,428	172,921
Morgan Stanley Capital I Trust, 2016-UBS9 A1	1.711%	3/15/49	971,700	972,025
Mortgage IT Trust, 2005-2 1A1	0.784%	5/25/35	94,366	92,528	(b)
Nomura Resecuritization Trust, 2015-6R 3A5	0.714%	5/26/46	2,830,000	1,705,391	(a)(b)
Prime Mortgage Trust, 2005-2 2A1	6.604%	10/25/32	214,229	228,036	(b)
Residential Accredit Loans Inc., 2007-QS7 1A7	1.075%	5/25/37	3,292,381	2,177,872	(b)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	16,612	14,953
Sequoia Mortgage Trust, 2003-2 A2	1.611%	6/20/33	94,236	91,809	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.725%	2/25/24	1,460,000	1,499,780	(b)
Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.175%	4/25/24	1,400,000	1,413,160	(b)
Structured ARM Loan Trust, 2004-02 4A1	2.972%	3/25/34	555,986	557,566	(b)
Structured ARM Loan Trust, 2004-09XS A	0.895%	7/25/34	158,237	153,058	(b)
Structured ARM Loan Trust, 2005-04 1A1	2.976%	3/25/35	387,393	334,858	(b)
Structured ARM Loan Trust, 2005-12 3A1	2.928%	6/25/35	138,913	128,662	(b)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.755%	2/25/36	345,390	270,539	(b)
Structured Asset Securities Corp., 2002-03 B2	6.500%	3/25/32	441,545	433,994
Structured Asset Securities Corp., 2002-08A 7A1	2.411%	5/25/32	14,888	14,760	(b)
Structured Asset Securities Corp., 2002-11A B2II	3.046%	6/25/32	118,005	98,586	(b)
Structured Asset Securities Corp., 2002-16A B2II	2.999%	8/25/32	252,000	91,312	(b)
Structured Asset Securities Corp., 2004-NP1 A	1.325%	9/25/33	152,350	151,039	(a)(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.454%	6/25/35	605,014	544,665	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	3.249%	8/20/35	42,506	37,367	(b)
Waldorf Astoria Boca Raton Trust, 2016-BOCA A	1.858%	6/15/29	880,000	880,454	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR8 A	2.695%	8/25/33	157,520	159,439	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-10 4CB3	1.125%	12/25/35	2,302,492	1,811,646	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR04 A5	2.784%	4/25/35	134,190	133,105	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 2A1A	0.815%	7/25/45	268,136	256,577	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1C4	0.925%	12/25/45	1,202,388	692,153	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19	0.935%	12/25/45	193,452	180,931	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, Whole Loan, 2003-AR5 A7	2.821%	6/25/33	163,902	165,731	(b)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 A1	1.437%	12/15/47	640,767	641,171

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Wells Fargo Mortgage Backed Securities Trust, 2004-AA A1	2.860%	12/25/34	$295,540	$290,614	(b)
Wells Fargo Mortgage Backed Securities Trust, 2004-I B2	2.987%	7/25/34	192,807	162,271	(b)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	501,750	503,694
WF-RBS Commercial Mortgage Trust, 2012-C8 AS	3.660%	8/15/45	927,000	996,359
WF-RBS Commercial Mortgage Trust, 2014-C23 A1	1.663%	10/15/57	2,179,553	2,191,856
WF-RBS Commercial Mortgage Trust, 2014-C24 A1	1.390%	11/15/47	670,413	670,450
WF-RBS Commercial Mortgage Trust, 2014-C24 A2	2.863%	11/15/47	960,000	996,418
WF-RBS Commercial Mortgage Trust, 2014-C25 A1	1.518%	11/15/47	948,351	950,164

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $122,567,956)				120,690,809

MORTGAGE-BACKED SECURITIES - 3.5%
FHLMC - 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	1.985%	6/1/43	2,209,095	2,256,463	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	9.000%	5/1/20-1/1/21	2,302	2,327
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.500%	6/1/21	1	1
Federal Home Loan Mortgage Corp. (FHLMC), Gold	8.000%	2/1/31	59,569	61,264
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/32	210,343	248,888

Total FHLMC				2,568,943

FNMA - 2.4%
Federal National Mortgage Association (FNMA)	5.500%	3/1/18-9/1/21	27,194	28,037
Federal National Mortgage Association (FNMA)	9.000%	11/1/21	4,379	4,430
Federal National Mortgage Association (FNMA)	2.500%	10/1/22-6/1/23	7,100,966	7,364,037
Federal National Mortgage Association (FNMA)	6.500%	4/1/24-4/1/31	4,044	4,659
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-11/1/32	560,180	617,274
Federal National Mortgage Association (FNMA)	6.000%	11/1/27	52	60
Federal National Mortgage Association (FNMA)	2.715%	8/1/32	7,095	7,141	(b)
Federal National Mortgage Association (FNMA)	2.505%	12/1/32	166,457	176,111	(b)
Federal National Mortgage Association (FNMA)	2.349%	1/1/33	137,227	141,862	(b)
Federal National Mortgage Association (FNMA)	2.410%	4/1/33	406,081	422,277	(b)
Federal National Mortgage Association (FNMA)	2.425%	5/1/34	471,672	492,240	(b)
Federal National Mortgage Association (FNMA)	2.495%	12/1/34	20,869	22,066	(b)
Federal National Mortgage Association (FNMA)	2.497%	12/1/34	13,432	14,159	(b)
Federal National Mortgage Association (FNMA)	2.465%	1/1/35	47,027	49,214	(b)
Federal National Mortgage Association (FNMA)	2.545%	3/1/35	95,771	100,703	(b)
Federal National Mortgage Association (FNMA)	2.602%	5/1/35	245,626	255,092	(b)
Federal National Mortgage Association (FNMA)	6.269%	9/1/37	1,505,464	1,597,891	(b)
Federal National Mortgage Association (FNMA)	2.622%	12/1/39	2,915,117	3,085,259	(b)

Total FNMA				14,382,512

GNMA - 0.7%
Government National Mortgage Association (GNMA)	9.000%	9/15/22	57	57
Government National Mortgage Association (GNMA)	6.000%	11/15/28	16,994	19,481
Government National Mortgage Association (GNMA)	6.500%	8/15/34	736,731	851,291
Government National Mortgage Association (GNMA)	7.000%	3/15/36	138,721	172,268

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	1.990%	1/20/60	$1,456,712	$1,498,319	(b)
Government National Mortgage Association (GNMA) II	1.626%	7/20/60	136,834	139,675	(b)
Government National Mortgage Association (GNMA) II	1.813%	7/20/60	286,865	293,679	(b)
Government National Mortgage Association (GNMA) II	2.522%	8/20/60	1,118,434	1,186,917	(b)

Total GNMA				4,161,687

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $20,871,364)				21,113,142

MUNICIPAL BONDS - 0.3%
Rhode Island - 0.3%
Rhode Island State Student Loan Authority Revenue, Taxable - Libor Floating Rate Notes, FFELP Loan Backed (Cost - $1,726,370)	1.194%	10/2/28	1,726,370	1,679,792	(a)(b)

SOVEREIGN BONDS - 0.9%
Mexico - 0.5%
United Mexican States, Senior Notes	5.950%	3/19/19	2,400,000	2,664,600

South Korea - 0.4%
Korea Land & Housing Corp., Senior Notes	1.875%	8/2/17	2,610,000	2,620,080	(a)

TOTAL SOVEREIGN BONDS (Cost - $5,415,461)				5,284,680

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $568,804,394)				563,304,027

SHORT-TERM INVESTMENTS - 4.7%
Commercial Paper - 2.8%
Ontario Teachers’ Finance Trust	0.995%	12/20/16	3,380,000	3,373,604	(h)(i)
Reckitt Benckiser Treasury	0.874%	12/1/16	6,760,000	6,750,362	(h)(i)
Reckitt Benckiser Treasury	1.143%	5/2/17	6,800,000	6,758,163	(h)(i)

Total Commercial Paper (Cost - $16,878,075)				16,882,129

Repurchase Agreements - 0.8%
Deutsche Bank Securities Inc. repurchase agreement dated 9/30/16; Proceeds at maturity - $5,000,196; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/20; Market value - $5,100,000) (Cost - $5,000,000)	0.470%	10/3/16	5,000,000	5,000,000

			SHARES
Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $6,322,399)	0.253%		6,322,399	6,322,399

TOTAL SHORT-TERM INVESTMENTS (Cost - $28,200,474)				28,204,528

TOTAL INVESTMENTS - 98.6% (Cost - $597,004,868#)				591,508,555
Other Assets in Excess of Liabilities - 1.4%				8,671,651

TOTAL NET ASSETS - 100.0%				$600,180,206

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of September 30, 2016.

(e)	Value is less than $1.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(g)	Illiquid security.

(h)	Rate shown represents yield-to-maturity.

(i)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT-TERM BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2016

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
FFELP	— Federal Family Education Loan Program
PAC	— Planned Amortization Class

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$141,207,978	0	*	$141,207,978
Other Corporate Bonds & Notes	—	190,655,423	—		190,655,423
Asset-Backed Securities	—	79,180,305	$3,491,898		82,672,203
Collateralized Mortgage Obligations	—	120,690,809	—		120,690,809
Mortgage-Backed Securities	—	21,113,142	—		21,113,142
Municipal Bonds	—	1,679,792	—		1,679,792
Sovereign Bonds	—	5,284,680	—		5,284,680

Total Long-Term Investments	—	$559,812,129	$3,491,898		$563,304,027

Short-Term Investments†:
Commercial Paper	—	$16,882,129	—		$16,882,129
Repurchase Agreements	—	5,000,000	—		5,000,000
Money Market Funds	$6,322,399	—	—		6,322,399

Total Short-Term Investments	$6,322,399	$21,882,129	—		$28,204,528

Total Investments	$6,322,399	$581,694,258	$3,491,898		$591,508,555

Other Financial Instruments:
Futures Contracts	$238,058	—	—		$238,058

Total	$6,560,457	$581,694,258	$3,491,898		$591,746,613

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Futures Contracts	$26,626	—	—		$26,626
Centrally Cleared Interest Rate Swaps	—	$53,775	—		53,775

Total	$26,626	$53,775	—		$80,401

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At September 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,503,310
Gross unrealized depreciation	(9,999,623)

Net unrealized depreciation	$(5,496,313)

At September 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	255	12/16	$63,163,279	$63,163,500	$221
90-Day Eurodollar	319	12/17	78,885,749	78,900,662	14,913
U.S. Treasury 10-Year Notes	38	12/16	4,992,389	4,982,750	(9,639)
U.S. Treasury 2-Year Notes	895	12/16	195,330,004	195,529,531	199,527
U.S. Treasury 5-Year Notes	574	12/16	69,726,572	69,749,969	23,397

					228,419

Contracts to Sell:
90-Day Eurodollar	319	12/19	78,672,338	78,689,325	(16,987)

Net unrealized appreciation on open futures contracts					$211,432

At September 30, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Chicago Mercantile Exchange	$306,410,000	11/15/17	3-Month LIBOR quarterly	FEDL01 quarterly	—	$(53,775)

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 18, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 18, 2016